OTHER NON-CURRENT ASSETS, NET (Schedule of Other Non-current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepaid long-term lease	[1]			¥ 114,537
Others			¥ 5,097	6,460
Other non-current assets, net		$ 787	¥ 5,097	¥ 120,997

[1]	As of December 31, 2014, the balance included prepaid long-term lease of land portion of Ambow Beijing Campus with original amount of RMB 128,717. The lease of building portion of Ambow Beijing Campus was classified as property and accounted for as a capital lease. The lease of Ambow Beijing Campus, with lease period 25 years, started in 2012.For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 109,210 regarding the prepaid long-term lease of Ambow Beijing Campus as it was not available for use.